Compensation Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation Plans [Line Items]
Years After Rights Granted First Portion Of Rights Become Exercisable	1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years	30.00%
Years After Grant Date Additional 30 percent Granted Vest	2 years
Years After Grant Date Rights Become Fully Exercisable	3 years
Years After Grant Date Rights Expire	5 years
Liability For Cash-Settled Share-Based Payment Transactions	$ 169,000,000	$ 156,000,000	$ 155,000,000
Liability for share-based payment recognized in accounts payable and accrued liabilities	111,000,000
Additional Paid in Capital	15,000,000	10,000,000
TotalCompensationCosts	66,000,000	47,000,000	28,000,000
Restricted Share Unit To Common Share Convertible Conversion Ratio	1
Tandem Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	29,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 4 months 24 days
PSU and RSU [Member]
Compensation Plans [Line Items]
Years After Grant Date Rights Become Fully Exercisable	3 years
Performance Tandem Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 4 months 24 days
Period over which performance targets are acheived	4 years
Stock Appreciation Rights (SARs) [Member]
Compensation Plans [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	18,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 4 months 24 days
Performance Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	0	0
Performance Share Units [Member]
Compensation Plans [Line Items]
Years After Grant Date Rights Become Fully Exercisable	3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	16,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 7 months 6 days
Share Based Compensation Arrangement By Share Based Payment Award Performance Measure Period	3 years
Maximum Multiplication Of Original Performance Stock Units Granted May Be Awarded	2
Deferred Share Units [Member]
Compensation Plans [Line Items]
DSU Expiration Date	December 15
Restricted Share Units [Member]
Compensation Plans [Line Items]
Years After Grant Date Rights Become Fully Exercisable	3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	71,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Additional Paid in Capital	13,000,000	10,000,000
Restricted Share Unit To Common Share Convertible Conversion Ratio	1
Restricted Cash Plan [Member]
Compensation Plans [Line Items]
Vesting Rights Percentages	33.33%
Years After Grant Date Rights Become Fully Exercisable	3 years
Maximum [Member] | Deferred Share Units [Member]
Compensation Plans [Line Items]
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units	50.00%
Minimum [Member] | Deferred Share Units [Member]
Compensation Plans [Line Items]
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units	25.00%
Encana [Member] | Tandem Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	21,000,000	6,000,000	(4,000,000)
Encana [Member] | Performance Tandem Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	1,000,000	(1,000,000)	(12,000,000)
Encana [Member] | Stock Appreciation Rights (SARs) [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	1,000,000	7,000,000	(5,000,000)
Encana [Member] | Performance Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
TotalCompensationCosts			(4,000,000)
Encana [Member] | Performance Share Units [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	11,000,000	12,000,000	15,000,000
Encana [Member] | Deferred Share Units [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	2,000,000	2,000,000	(5,000,000)
Encana [Member] | Restricted Share Units [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	45,000,000	25,000,000	15,000,000
Encana [Member] | Restricted Cash Plan [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	6,000,000	18,000,000	6,000,000
Cenovus [Member] | Tandem Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	(4,000,000)	(1,000,000)	6,000,000
Cenovus [Member] | Performance Tandem Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	(6,000,000)	(2,000,000)	14,000,000
Cenovus [Member] | Stock Appreciation Rights (SARs) [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	(2,000,000)	(1,000,000)	3,000,000
Cenovus [Member] | Performance Stock Appreciation Rights [Member]
Compensation Plans [Line Items]
TotalCompensationCosts	$ (3,000,000)	$ 0	$ 5,000,000
Exercisable After First Year [member]
Compensation Plans [Line Items]
Vesting Rights Percentages	30.00%